Basis of presentation and statement of compliance - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Proportion of ownership interest in joint arrangement	100.00%
Peace River Oil Partnership [member]
Statement [Line Items]
Proportion of ownership interest in joint arrangement	100.00%